March 30, 2016

Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C.  20549-1004

RE:           AEI NET LEASE INCOME & GROWTH FUND XX LIMITED PARTNERSHIP
FILE NO. 0-23778

TO WHOM IT MAY CONCERN:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10K for AEI Net Lease Income
& Growth Fund XX Limited Partnership Commission File number:  0-23778.

Sincerely,

AEI Fund Management
Patrick W. Keene
Chief Financial Officer